787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

July 30, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	TD Asset Management USA Funds Inc.

1933 Act File No. 33-96132

1940 Act File No. 811-9086

Ladies and Gentlemen:

On behalf of TD Asset Management USA Funds Inc. (the “Registrant”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 66 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of the Amendment is to add a new series to the Registrant: TDAM Tactical Opportunities Fund.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act, on Monday, October 13, 2014.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Michele Teichner, TD Asset Management USA Funds Inc.

Margery K. Neale, Willkie Farr & Gallagher LLP